Commitments and Contingencies (Details Narrative) (10Q)											6 Months Ended		12 Months Ended
	May 18, 2016 USD ($)	Apr. 08, 2016 USD ($)	Mar. 11, 2016 USD ($)	Jul. 28, 2015 USD ($) Chargers	Mar. 15, 2015 USD ($)	Mar. 05, 2015 USD ($)	Aug. 07, 2014 USD ($)	Jan. 31, 2014 USD ($)	Apr. 01, 2012 USD ($)	Mar. 01, 2012 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Rent expense									$ 92,000	$ 468,000	$ 170,991	$ 229,244	$ 472,744	$ 408,649
License Costs			$ 8,525
Number of charging cables | Chargers				6,500
Litigation settlement amount	$ 172,645	$ 178,893		$ 737,425	$ 5,000	$ 10,000	$ 112,500	$ 15,000